ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS

NOTE 2. ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS

An accounting standard update related to goodwill impairment testing was issued. The update provides companies with the option to proceed directly to the first step of the two-step goodwill impairment test or perform a qualitative assessment to first assess whether the fair value of a reporting unit is less than its carrying amount, referred to as “step zero.” If an entity determines it is more likely than not that the fair value of the reporting unit is more than its carrying amount, then performing the two-step impairment test is unnecessary. The standard became effective for us beginning with our first interim period of fiscal year 2012. The adoption of the standard did not have a material impact on our consolidated financial statements.

An accounting standard related to the presentation of other comprehensive income was issued to increase the prominence of items reported in other comprehensive income. One portion of the standard requires, among other disclosures, the components of net income and the components of other comprehensive income to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This portion of the standard was effective for us beginning with our first interim period of fiscal year 2012. However, because we have historically presented the components of net income and the components of other comprehensive income in two separate but consecutive statements, the adoption of this standard did not have a material impact on our consolidated financial statements.

An amendment to the remaining portion of this standard was recently issued. It requires public entities to provide information about amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income and, in some cases, cross-references to related footnote disclosures. This portion of the standard is effective for us beginning our first interim period in fiscal year 2013. We currently do not expect that the adoption of this portion of the standard will have a material impact on our consolidated financial statements.

An accounting standard update regarding fair value measurement was issued to conform the definition of fair value and common requirements for measurement of and disclosure about fair value under U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards. The standard also clarifies the application of existing fair value measurement requirements and expands the disclosure requirements for fair value measurements that are estimated using significant unobservable Level 3 inputs. The standard update was effective for us beginning with our first interim period of fiscal year 2012. The adoption of this standard did not have a material impact on our consolidated financial statements.

An accounting standard update was issued related to new disclosures on offsetting assets and liabilities of financial and derivative instruments. The amendments require the disclosure of gross asset and liability amounts, amounts offset on the balance sheet and amounts subject to the offsetting requirements, but not offset on the balance sheet. This standard does not amend the existing guidance on when it is appropriate to offset. An amendment to this standard was subsequently issued to clarify the intended scope of the disclosures. It applies to derivatives, repurchase agreements, and securities lending transactions that are either offset in accordance with Topic 815, Derivatives and Hedging or subject to an enforceable master netting arrangement or similar agreement. The amended standard update is effective for us beginning with our first interim period in fiscal year 2013. We do not expect the adoption of this standard to have a material impact on our consolidated financial statements.